SHARE-BASED COMPENSATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock compensation expense	$ 1,092,820	$ 555,156	$ 171,500
Unrecognized share-based compensation expense	$ 2,752,366
Weighted average term expected to recognized	4 years
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option will be granted	2,000	2,373
Stock compensation expense	$ 60,967	$ 449,236
Unrecognized share-based compensation expense	$ 15,867
Weighted average term RSA	3 years
Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of option will be granted	150,000